Revenue from collaboration agreements (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Deferred revenue related to the collaboration agreements
Deferred revenue related to the collaboration agreements consists of the following:

	As of
	June 30, 2023	December 31, 2022
	(Euros in thousands)
Current	67,997	64,957
Non-current	53,559	75,759

Total	121,556	140,716

Summary of revenue from collaboration agreements explanatory
Revenue from collaboration agreements were realized with the following partners:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	(Euros in thousands)		(Euros in thousands)
Genmab, Denmark	915	4,125	215	7,044
BMS, United States	21,439	12,107	31,935	110,532
GSK, United Kingdom	—	983	—	2,547

Total	22,354	17,215	32,150	120,123